Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 672	€ 815
Payables due to brokers and agents	486	505
Social security and taxes payable	62	57
Income tax payable	0	4
Investment creditors	1,329	1,175
Cash collateral on derivative transactions	145	250
Cash collateral on securities lent	1,677	1,898
Cash collateral - other	150	92
Lease liabilities	187	216
Other creditors	1,736	2,112
On December 31	6,445	7,124
Current	6,281	6,930
Non-current	€ 164	€ 194